Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

As required by Item 402(v) of Regulation S-K, the Company is providing the following information about the relationship between executive "Compensation Actually Paid" ("CAP"), as defined by SEC rules, and certain financial performance measures of the Company. For further information about how the Company seeks to align executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” above. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our Principal Executive Officer ("PEO") and our other Named Executive Officers ("Non-PEO NEOs"), including with respect to Non-Vested Stock.

In determining the CAP to our PEO and our Non-PEO NEOs, various adjustments to the total compensation amounts that have been reported in the Summary Compensation Table ("SCT") are needed because the SEC’s valuation methods for this section differ from those required in the SCT. Details regarding the adjustment amounts that were deducted from, and added to, the SCT totals to arrive at the values presented for CAP, are provided in the footnotes to the table. Compensation for the Non-PEO NEOs is reported as an average.

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (in thousands)	Pre-Bonus Net Income (in thousands)
(1)	($)	($) (2)	($)	($) (3)	($) (4)	($) (4) (5)	($)	($) (6)

2024	8,817,953	13,203,213	1,959,534	2,604,520	330	203	195,468	285,264
2023	9,825,399	9,186,319	2,155,931	2,060,804	242	176	219,919	318,607
2022	10,997,640	14,683,800	2,480,327	3,030,439	250	168	254,626	384,410
2021	11,994,209	12,689,404	2,738,951	2,851,334	191	189	254,820	393,625
2020	5,655,228	8,064,518	1,403,904	1,806,625	176	207	130,139	196,525

Company Selected Measure Name	Pre-Bonus Net Income
Named Executive Officers, Footnote
(1)    During 2024, Dennis H. Nelson was the Company's President and CEO (PEO), and the remaining Non-PEO NEOs were Thomas B. Heacock, Kari G. Smith, Brett P. Milkie, and Michelle M. Hoffman. During 2023 and 2022, Dennis H. Nelson was the Company’s President and CEO (PEO), and the remaining Non-PEO NEOs were Thomas B. Heacock, Kari G. Smith, Brett P. Milkie, and Kelli D. Molczyk. During 2021 and 2020, Dennis H. Nelson was the Company’s President and CEO (PEO), and the remaining Non-PEO NEOs were Thomas B. Heacock, Kari G. Smith, Brett P. Milkie, and Robert M. Carlberg.

Peer Group Issuers, Footnote
(4)    Cumulative total shareholder return (“TSR”) is calculated assuming a fixed investment of $100, including the reinvestment of dividends (as applicable), measured from the market close on January 31, 2020 (the last trading day prior to fiscal 2020) through and including the end of the fiscal year for each year reported in the table.
	(5) The peer group used for this purpose is the following published industry index: S&P Retail Select Industry Index.
PEO Total Compensation Amount	$ 8,817,953	$ 9,825,399	$ 10,997,640	$ 11,994,209	$ 5,655,228
PEO Actually Paid Compensation Amount	$ 13,203,213	9,186,319	14,683,800	12,689,404	8,064,518
Adjustment To PEO Compensation, Footnote
(2)    In accordance with the requirements of Item 402(v), the adjustments in the table below were made to our PEO's total compensation for each year to determine the compensation actually paid:

	PEO
	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021	Fiscal 2020
	($)	($)	($)	($)	($)

Total Compensation as reported in the Summary Compensation Table	8,817,953	9,825,399	10,997,640	11,994,209	5,655,228
(Deduct): Fair value of equity compensation granted during the covered fiscal year as reported in the Summary Compensation Table	(4,557,600)	(5,202,000)	(4,382,400)	(4,718,400)	(2,929,200)
Add: Fair value at year end of equity compensation granted in the covered fiscal year that was outstanding and unvested at the covered fiscal year end	5,617,980	4,481,640	5,115,300	4,309,360	4,639,760
Add or (Deduct): The change in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year	1,040,040	(579,960)	737,640	(256,200)	872,235
Add: Fair value as of the vesting date of awards granted and vested during the covered fiscal year	95,220	75,960	86,700	73,040	78,640
Add or (Deduct): For awards granted in prior years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	926,020	(694,820)	560,145	(148,460)	654,505
Deduct: For awards granted in prior years that failed to meet the applicable vesting conditions during the covered fiscal year (i.e., were forfeited), the amount equal to the fair value at the end of the prior fiscal year	—	—	—	—	(1,342,550)
Add: Dollar value of any dividends or other earnings paid during the covered fiscal year prior to the vesting date that are not otherwise included in total compensation for the covered fiscal year	1,263,600	1,280,100	1,568,775	1,435,855	435,900
Compensation Actually Paid to PEO	13,203,213	9,186,319	14,683,800	12,689,404	8,064,518

Non-PEO NEO Average Total Compensation Amount	$ 1,959,534	2,155,931	2,480,327	2,738,951	1,403,904
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,604,520	2,060,804	3,030,439	2,851,334	1,806,625
Adjustment to Non-PEO NEO Compensation Footnote
(3)     In accordance with the requirements of Item 402(v), the adjustments in the table below were made to the Non-PEO NEOs’ total compensation for each year to determine the compensation actually paid:

	Non-PEO Named Executive Officer Averages
	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021	Fiscal 2020
	($)	($)	($)	($)	($)

Total Compensation as reported in the Summary Compensation Table	1,959,534	2,155,931	2,480,327	2,738,951	1,403,904
(Deduct): Fair value of equity compensation granted during the covered fiscal year as reported in the Summary Compensation Table	(670,347)	(786,803)	(662,838)	(737,250)	(457,688)
Add: Fair value at year end of equity compensation granted in the covered fiscal year that was outstanding and unvested at the covered fiscal year end	817,464	671,107	765,994	666,490	717,590
Add or (Deduct): The change in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year	152,973	(87,719)	110,544	(40,005)	135,867
Add: Fair value as of the vesting date of awards granted and vested during the covered fiscal year	22,853	18,230	20,808	18,260	19,660
Add or (Deduct): For awards granted in prior years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	136,189	(102,839)	82,675	(23,383)	104,998
Deduct: For awards granted in prior years that failed to meet the applicable vesting conditions during the covered fiscal year (i.e., were forfeited), the amount equal to the fair value at the end of the prior fiscal year	—	—	—	—	(186,126)
Add: Dollar value of any dividends or other earnings paid during the covered fiscal year prior to the vesting date that are not otherwise included in total compensation for the covered fiscal year	185,854	192,897	232,929	228,271	68,420
Compensation Actually Paid to Non-PEO NEOs	2,604,520	2,060,804	3,030,439	2,851,334	1,806,625

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and Cumulative Company TSR
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Company Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and Pre-Bonus Net Income
Total Shareholder Return Vs Peer Group	Relationship Between five year cumulative TSR and five year cumulative TSR of Peer Group
Tabular List, Table
Financial Performance Measures

The financial measures used by the Company to link Compensation Actually Paid (as defined by SEC rules) to the Company’s Named Executive Officers for the most recently completed fiscal year to the Company’s performance are:

•Pre-Bonus Net Income;
•Increase in Pre-Bonus Net Income; and
•Adjusted Net Income from Operations as a Percentage of Net Sales.

Total Shareholder Return Amount	$ 330	242	250	191	176
Peer Group Total Shareholder Return Amount	203	176	168	189	207
Net Income (Loss)	$ 195,468,000	$ 219,919,000	$ 254,626,000	$ 254,820,000	$ 130,139,000
Company Selected Measure Amount	285,264,000	318,607,000	384,410,000	393,625,000	196,525,000
PEO Name	Dennis H. Nelson	Dennis H. Nelson	Dennis H. Nelson	Dennis H. Nelson	Dennis H. Nelson
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-Bonus Net Income
Non-GAAP Measure Description
(6)    The Company-selected measure is Pre-Bonus Net Income, which is a non-GAAP financial metric. Pre-Bonus Net Income is defined as the Company’s Net Income from Operations after the deduction of all expenses, excluding: (i) administrative and store manager percentage bonuses; (ii) book accruals for all Non-Vested Stock compensation expense; and (iii) income taxes. In addition, Pre-Bonus Net Income excludes the full effect of any unusual, non-recurring or infrequent item of expense, including, but not limited to, an impairment charge, a restructuring charge, a change to GAAP, a regulatory change, a fine, a judgment, or related litigation costs, if any such unusual, non-recurring, and infrequent item exceeds $1 million.

Measure:: 2
Pay vs Performance Disclosure
Name	Increase in Pre-Bonus Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Net Income from Operations as a Percentage of Net Sales
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,557,600)	$ (5,202,000)	$ (4,382,400)	$ (4,718,400)	$ (2,929,200)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,617,980	4,481,640	5,115,300	4,309,360	4,639,760
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,040,040	(579,960)	737,640	(256,200)	872,235
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,220	75,960	86,700	73,040	78,640
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	926,020	(694,820)	560,145	(148,460)	654,505
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(1,342,550)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,263,600	1,280,100	1,568,775	1,435,855	435,900
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(670,347)	(786,803)	(662,838)	(737,250)	(457,688)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	817,464	671,107	765,994	666,490	717,590
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	152,973	(87,719)	110,544	(40,005)	135,867
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,853	18,230	20,808	18,260	19,660
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	136,189	(102,839)	82,675	(23,383)	104,998
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(186,126)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 185,854	$ 192,897	$ 232,929	$ 228,271	$ 68,420